BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative liability
Schedule of Bank and Other Borrowings

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Total bank and other borrowings	2,984,010	3,036,202	427,640
Comprised of:
Short-term	168,601	319,625	45,018
Long-term, current portion	343,982	722,563	101,771
	512,583	1,042,188	146,789
Long-term, non-current portion	2,471,427	1,994,014	280,851
	2,984,010	3,036,202	427,640

Long-term Bank and Other Borrowings [Member]
Derivative liability
Schedule of Maturities of Long-Term and Other Debt

	RMB	US$
Within one year	722,563	101,771
Between one and two years	434,783	61,238
Between two and three years	401,895	56,606
Between three and four years	629,389	88,648
Above four years	527,947	74,359
	2,716,577	382,622